Prepaid Expenses and Other Current Assets - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
prepaid samples reserve amount	$ 379,612	$ 351,224	$ 145,474